Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
	2022	2021
	(U.S. $ in thousands)
Balance at January 1,	$65,144	$35,694
Goodwill acquired	-	27,092
Measurement period adjustments	-	2,410
Currency translation adjustments	(191)	(52)
Balance at December 31,	$64,953	$65,144